Vessels, Net And Other Fixed Assets, Net (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Balance, beginning of period	$ 386,030,157
Depreciation	(15,135,897)	(15,135,897)	(15,027,280)
Balance, end of period	370,954,242	386,030,157
Vessel Cost
Property Plant And Equipment [Line Items]
Balance, beginning of period	424,105,871	424,105,871
Depreciation	0	0
Balance, end of period	424,105,871	424,105,871
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance, beginning of period	(38,075,714)	(22,999,799)
Depreciation	(15,075,915)	(15,075,915)
Balance, end of period	(53,151,629)	(38,075,714)
Net Book Value
Property Plant And Equipment [Line Items]
Balance, beginning of period	386,030,157	401,106,072
Depreciation	(15,075,915)	(15,075,915)
Balance, end of period	$ 370,954,242	$ 386,030,157